CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 413	$ 77,088	$ 8,099,346	$ (12,201,899)	$ (4,025,052)
Beginning Balance, shares at Dec. 31, 2019	4,126,776	770,883,602
Shares issued on conversion of notes payable
Conversion of convertible notes to common shares		$ 42,257	277,817		320,074
Conversion of convertible notes to common shares, shares		422,572,017
Shares issued for services		$ 50	100		100
Shares issued for services, shares		500,000
Shares issued to pay interest expense		$ 1,754	9,330		11,084
Shares issued to pay interest expense, shares		17,539,543
Net income				(4,553,777)	(4,553,777)
Ending balance, value at Dec. 31, 2020	$ 413	$ 121,149	8,386,593	(16,755,676)	(8,247,522)
Ending Balance, shares at Dec. 31, 2020	4,126,776	1,211,495,162
Beneficial conversion feature of convertible notes			111,765		111,765
Net income				1,991,101	1,991,101
Ending Balance, shares at Mar. 31, 2021		1,211,495,162
Beginning balance, value at Dec. 31, 2020	$ 413	$ 121,149	8,386,593	(16,755,676)	(8,247,522)
Beginning Balance, shares at Dec. 31, 2020	4,126,776	1,211,495,162
Beneficial conversion feature of convertible notes			111,765		111,765
Shares issued upon conversion of convertible notes payable	$ 12	$ 7,520	1,273,991		1,281,523
Shares issued upon conversion of convertible notes payable, shares	123,803	75,195,174
Private placement of common shares		$ 12,509	1,128,303		1,140,812
Net income				2,920,382	2,920,382
Ending balance, value at Dec. 31, 2021	$ 425	$ 141,177	10,900,652	(13,835,294)	(2,793,040)
Ending Balance, shares at Dec. 31, 2021	4,250,579	1,411,779,497
Shares issued for services		$ 600	$ 56,200		56,800
Shares issued for services, shares		6,000,000
Net income				$ (1,193,106)	$ (1,193,106)
Ending Balance, shares at Mar. 31, 2022		1,459,256,460